Contractual Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contractual Commitments
33.	CONTRACTUAL COMMITMENTS
33.a) Agreements of extension of concessions
The Group has made agreements with the provinces for the extension of concessions. These agreements include commitments to pay royalties on production and fees, to make certain investments and expenses and to maintain the activity levels, among others. The most relevant agreements and their main features are described below.

•	Neuquén
Loma La Lata
 -
Sierra Barrosa Areas
On December 28, 2000, through Decree No. 1,252/2000, the PEN extended for an additional term of 10 years (until November 2027) the concession for the exploitation of Loma La Lata – Sierra Barrosa area granted to YPF. The extension was granted under the terms and conditions of the Extension Agreement executed between the Argentine Government, the Province of Neuquén and YPF on December 5, 2000. On July 24, 2013, YPF and the Province of Neuquén signed an Agreement under which the Province of Neuquén agreed to separate a surface area from the Loma La Lata – Sierra Barrosa exploitation concession and incorporate it to the surface area of the Loma Campana exploitation concession and extend the Loma Campana exploitation concession for a term of 22 years starting from the date of its expiration (expiring in November 11, 2048).
Rincón del Mangrullo Block
On August 1, 2017, YPF and the Province of Neuquén entered into an Agreement whereby they agreed the terms for obtaining an Unconventional Exploitation Concession in the Rincón del Mangrullo block (the “Block. As of the granting of the concession, on August 11, 2017, through Provincial Decree No. 1,316/2017, YPF may exploit the Block until 2052, with the possibility of re-extending
this term.
Loma Amarilla Sur
On November 14, 2019, YPF and the Province of Neuquén entered into an agreement under which the terms to obtain the Concession for the Unconventional Exploitation Concession over the Loma Amarilla Sur area were agreed. Under this agreement, YPF commits to invest US$ 60 million to carry out a pilot program in a term of two years since the Concession award. On November 29, 2019, by Provincial Decree No. 2,599/2019 the unconventional exploitation concession over this area was awarded.
Other concessions
Additionally, in 2008 and 2009, YPF entered into a series of agreements with the Province of Neuquén, to extend for ten additional years the term of the production concessions on several areas located in that province, which, as result of the aforementioned agreement, will expire between 2026 and 2027.

•	Mendoza
In April 2011, YPF entered into an agreement with the Province of Mendoza to extend for 10 years the term of certain exploitation concessions (one of which is “La Ventana”), and the transportation concessions located in the province, from the expiration of the original terms of the grant.

•	Santa Cruz
During November 2012, YPF entered into an agreement with the Province of Santa Cruz to extend for 25 years the term of certain exploitation concessions, from the expiration of their original terms.
Moreover, on September 1, 2017, by Decree No. 773/2017 issued by the Province of Santa Cruz, YPF received the award of the El Turbio area. On September 25, 2017, YPF subscribed the contract for the exploration and potential exploitation of the area
.

•	Salta
On October 23, 2012, YPF entered into an agreement with the Province of Salta (subsequently modified on April 3, 2017) to extend for 10 years the original term of certain exploitation concessions from the expiration of their original terms. The associated signatory companies (including YPF) will recognize for the province an additional payment to the special extraordinary contribution, only when certain conditions are met and commit to make certain investments.
•	Chubut
On October 2, 2013, the Province of Chubut published the law for the approval of the Agreement to Extend the Exploitation Concessions El Tordillo, La Tapera and Puesto Quiroga. The Concessions were extended for a
30-year
period, beginning on the year 2017.
Furthermore, on December 26, 2013, YPF and the Province of Chubut signed an Agreement for the extension of the original term of the Concessions for the Exploitation of Restinga Alí, Sarmiento, Campamento Central – Cañadón Perdido, Manantiales Behr and El Trébol. The Extension Agreement was ratified by the Legislature of the Province of Chubut on January 17, 2014, and by the Company’s Board of Directors on February 24, 2014; thus complying with the precedent conditions established in the Extension Agreement.

•	Rio Negro
In December 2014, YPF, YSUR Energía Argentina S.R.L., YSUR Petrolera Argentina S.A. (companies merged with YPF) entered into a Renegotiation Agreement with the Province of Rio Negro to extending for 10 years the original term of certain exploitation concessions from the maturity of their original granting terms until 2025, 2026, 2027 y 2036.
The Renegotiation Agreement was confirmed by the legislature of the Province of Rio Negro by the issuance of Provincial Law No. 5,027 dated December 30, 2014.

•	Tierra del Fuego
The Company has negotiated with the Executive Office of the Province of Tierra del Fuego the terms in order to extend their concessions in such province until 2026 and 2027, having signed, on December 18, 2013, the Agreement of Extension. On October 10, 2014, laws enacted approving the extension agreements.
On August 25, 2017, YPF signed an Extension Agreement with the Province of Tierra del Fuego (hereinafter the “Memorandum of Agreement”) to extend the original term of the concession for the exploitation of hydrocarbons on the Magallanes Area, in the fraction corresponding to the granting jurisdiction of the Province of Tierra del Fuego for a period of ten years until 2027. The Memorandum of Agreement was ratified by Provincial Decree No. 2,406/2017 dated September 5, 2017 and provincial law No. 1,178 enacted on September 19, 2017.

•	National Executive Branch
The PEN by Administrative Decision No. 1/2016, published on January 8, 2016, extended the term of the exploitation concession in the Magallanes area for the National Government’s portion, for a period of 10 years beginning on 2017.
33.b) Project investment agreements

•	Agreements for the development of Loma La Lata Norte and Loma Campana areas
On July 16, 2013, the Company and subsidiaries of Chevron Corporation (“Chevron”) subscribed a Project Investment Agreement (the “LC Agreement”) with the objective of the joint exploitation of unconventional hydrocarbons in the province of Neuquén. The LC Agreement contemplates an expenditure, subject to certain conditions, of US$ 1,240 million by Chevron for the first phase of work in the area dedicated to the project, located in the aforementioned province and includes Loma La Lata Norte and Loma Campana areas.
During September 2013, and upon the fulfillment of certain precedent conditions (which included the granting of an extension of the Loma Campana concession maturity until 2048 and the unitization of that area with the sub-area
Loma La Lata Norte), Chevron made the initial payment of US$ 300 million.
On December 10, 2013, the Company, some of its subsidiaries and subsidiaries of Chevron successfully completed the pending documents for the settlement of the Investment Project Agreement, which enables the disbursement by Chevron of the remaining US$ 940 million. For such purposes, the Company and Chevron made the necessary contracts for the assignment in favor of Compañía de Hidrocarburo No Convencional S.R.L. (“CHNC”) of 50% of the exploitation concession Loma Campana, and supplementary agreements including the contract for the organization of the JO and the Joint Operating Agreement for the operation of Loma Campana, where YPF participates as area operator.
The Company indirectly holds 100% of the capital stock of CHNC, but under the existing contractual arrangements, it does not make financial or operative decisions relevant to CHNC and does not fund its activities either. Therefore, the Company is not exposed to any risk or rewards due to its interest in CHNC. Thus, as required by IFRS, the Company has valued its interest in CHNC at cost, which is not significant, and has not recorded any profit or loss for such interest.
Considering the rights that Chevron could exercise in the future over CHNC to access to the 50% of the concession and supplementary rights, and as a guarantee for such rights and other obligations under the LC Agreement, a pledge over the shares of YPF’s affiliate, which is an indirect holder of YPF’s interest in CHNC, has been made in favor of Chevron.
In this context, and considering that YPF is the Loma Campana area operator, the parties have executed a Project Obligations, Indemnities and Guarantee Agreement, by virtue of which the Company makes certain representations and guarantees in relation to the LC Agreement. This guarantee on the operation and management of the Project does not include the project’s performance or return on investment, both at the exclusive risk of Chevron.
Finally, other supplementary agreements and documents related to the LC Agreement have been signed, including: (a) the agreement for the allocation of certain benefits deriving from Decree No. 929/2013 from YPF to CHNC; (b) terms and conditions for YPF’s acquisition of natural gas and crude oil pertaining to CHNC for 50% of the interest in the Loma Campana area; and (c) certain agreements for the technical assistance of Chevron to YPF.
During April 2014, YPF and certain of its subsidiaries and subsidiaries of Chevron, successfully completed the second phase of the LC Agreement and Chevron has confirmed its decision to continue with the investment project in unconventional hydrocarbons in the Loma Campana area, thereby commencing the third phase of such project. The duration of this third phase will encompass the life of the project, until the expiration of the Loma Campana concession.
During fiscal years 2019, 2018 and 2017, YPF and CHNC carried out transactions, among others, the purchases of gas and crude oil by YPF for 21,595, 14,295 and 5,672, respectively. These transactions will be consummated in accordance with the general and regulatory conditions of the market. The net balance payable to CHNC as of December 31, 2019, 2018 and 2017 amounts to 2,066, 2,064 and 654, respectively.

•	Agreements for the development of the Chihuído de la Sierra Negra Sudeste– Narambuena area
During April 2014, YPF and Chevron signed a new project investment agreement with the objective of the joint exploration of unconventional hydrocarbons in the Province of Neuquén, within the area Chihuido de la Sierra Negra Sudeste – Narambuena. The investment will be undertaken exclusively by, and at the sole risk of, Chevron. The investment will be disbursed in two stages and a possible third stage, to be agreed in the future based on the results obtained from the exploration of the area.
To this end, the Company and Chevron entered into the necessary agreements to implement the assignment to Compañía de Desarrollo No Convencional S.R.L (“CDNC”) of (a) a 50% interest in the Narambuena Exploration Project Area and (b) a 7% legal interest in the Exploitation Concession of Chihuido de la Sierra Negra in Neuquén and Mendoza. However, contractual rights of Chevron are limited to Narambuena Area, as YPF will hold 100% ownership of the conventional production and reserves outside the Project Area and Desfiladero Bayo field. In 2008, the concession of the area was extended until November 14, 2027.
During Phase I and Phase II, CDNC commit
t
ed to invest US$ 62.7 mill
i
on and US$ 57.7, respectively.
In 2018, the activity that was predicted for Phase I was completed and considered to be concluded, with a total contribution from CDNC of
 US$
55.3
million out of the
 US$
62.7
 million that were commited. On April 2018, Phase II began, with a total contribution from CDNC of US$ 10.57 million as of December 31, 2019. The deadline for acceptance of Phase III was established to be December 31, 2020.
The Company indirectly holds a 100% interest in the capital stock of CDNC; however, as pursuant to effective contractual agreements, the Company neither exercises CDNC’s relevant financial and operating decision-making rights nor funds its activities, the Company is not exposed to risks and benefits for its interest in CDNC. Therefore, according to IFRS, the Company has valued its interest in CDNC at cost, which is not significant, and has not recorded any income (loss) for the said interest.

•	Agreements for the development of El Orejano area
On September 23, 2013, the Company, Dow Europe Holding B.V. and PBB Polisur S.A., (hereinafter, collectively, “Dow”) signed an agreement (the “Dow Agreement”), which contemplates an expenditure by both parties of up to US$ 188 million which will be directed towards the joint exploitation of an unconventional gas pilot project in the Province of Neuquén, in El Orejano area. Dow contributed US$ 120 million out of the US$ 188 million provided by means of a financing agreement convertible into a participation in the project.
On October 22, 2015, both parties agreed to an addendum to the Dow Agreement which provides, among other things, for an increase in the amount to be disbursed by Dow, by US$ 60 million, totaling US$ 180 million, through a convertible financing in an interest in the project, for the same purposes and effects than those of the previous disbursements.
On October 30, 2015, the Company received the additional amounts committed. Likewise, on December 15, 2015, Dow exercised the option provided for in the Dow Agreement, whereby YPF assigned 50% of its interest in the exploitation concession of El Orejano area.
In addition, the parties have formed a JO for the exploration, evaluation, exploitation and development of hydrocarbons in El Orejano area, which became effective on January 1, 2016 and in which Dow and YPF each have a 50% interest.

•	Agreements for the development of Rincón del Mangrullo area
On November 6, 2013, the Company and Petrolera Pampa S.A. (hereinafter “Petrolera Pampa”) signed an investment agreement under which Petrolera Pampa committed to invest US$ 151.5 million (US$ 81.5 million for the first phase and US$ 70 million for the second phase) in exchange for 50% of the interest in the production of hydrocarbons in the area of Rincón del Mangrullo in the Province of Neuquén, pertaining to the formation “Formación Mulichinco” (hereinafter the “Area”), where YPF will be the operator. As of December 31, 2015, the two stages were completed.
On May 26, 2015, a supplementary agreement (the “Amendment”) to the investment agreement dated November 6, 2013 was signed, which established an interest of 50% of each of the parties in the entire production, costs and investments for the development of the Area with retroactive effect from January 1, 2015, excluding from the agreement only the formations of Vaca Muerta and Quintuco. It should be noted that on July 14, 2015, the necessary requirements for the effectiveness of the said Amendment were met.
Such investments include surface facilities in the Area of US$ 150 million, which include the first expansion stage of the treatment facilities, which includes the expansion of the investment commitment of Petrolera Pampa in a third investment phase of US$ 22.5 million, for the drilling of additional wells targeting the Mulichinco Formation, amount the was completed during 2016 and 2017.
As of the date of issuance of these consolidated financial statements, YPF and Petrolera Pampa has already defined the coordinates of the second exploratory well of stage 1 that began to be drilled on December 2018 and whose completion is estimated for the year 2020. According to the results, Pampa may choose to continue with a second investment stage with the same goal.

•	Agreements for the development of La Amarga Chica area
On August 28, 2014, the Company subscribed a preliminary agreement with Petronas (E&P) Overseas Ventures Sdn. Bhd, (hereinafter, “Petronas”), whereby YPF and Petronas agreed on the main terms and conditions to jointly develop a shale oil pilot project in three annual phases involving a jointly investment of up to US$ 550 million in the La Amarga Chica area, province of Neuquén. Petronas will invest US$ 475 million and YPF will invest US$ 75 million. YPF will be the operator of the area and will assign a 50% interest in the concession to Petronas E&P Argentina S.A. (hereinafter “PEPASA”), a Petronas affiliate. Dated December 10, 2014 the Company and PEPASA, entered into the Investment Project Agreement based on the terms established in the preliminary agreement executed with Petronas.
Likewise, the parties signed the following supplementary agreements to the Investment Project Agreement: (a) Assignment Agreement for the assignment of 50% of the concession of the La Amarga Chica area; (b) JO formation contract; (c) JO Agreement; (d) Assignment Guarantee Agreement; (e) First Option Agreement for trading crude oil; and (f) Assignment of Rights on Hydrocarbon Export Agreement. Additionally, Petronas granted a payment guarantee for certain financial obligations assumed by PEPASA under the Investment Agreement.
On December 2018, after the phases of the Pilot Plan were completed, the Parties decided on the start of the full development of the area. From this stage, the parties will begin making their contributions according to their interest in the JO in accordance with the agreements.

•	Granting of exploitation concession for Lindero Atravesado block – Neuquén
On July 10, 2015, the Province of Neuquén agreed to award to both partners, Pan American Energy LLC (Sucursal Argentina) and YPF, pro rata in accordance with their respective interests (62.5% and 37.5%, respectively) in the “Lindero Atravesado” joint venture, the right to an Unconventional Hydrocarbons Exploitation Concession for a
35-year
term. On July 16, 2015, an agreement in this respect was approved by Decree No. 1,540/2015 of the Province of Neuquén. As a condition to the award of the aforementioned concession rights, concession holders agreed to carry out an Unconventional Tight Gas Pilot program within 4 years, beginning on January 1, 2015, which on December 31, 2019, was finalized, with an investment of US$ 590 million.

•	Extension of the JO Agreement for the Magallanes Area
On November 17, 2014, Enap Sipetrol Argentina (“ENAP”) made to YPF, and YPF accepted, an offer whereby ENAP’s rights and obligations under the Magallanes area JO Agreement were extended until November 14, 2027, date of the concession termination, with the possibility of a new extension until 2042, with ENAP keeping 50% interest and continuing as Operator. The area concession includes three jurisdictions: Santa Cruz,
Nat
ional Government
 and Tierra del Fuego

•	Agreement for the development the Bajada de Añelo Area
On February 23, 2017, YPF and O&G Developments Ltd. S.A. (hereinafter “O&G”), an affiliate of Shell Compañía Argentina de Petróleo S.A., executed a preliminary agreement through which YPF and O&G agreed on the principal terms and conditions for the joint development of a shale oil and shale gas pilot in two phases, for a joint investment amount of US$ 305.8 million plus VAT, in the Bajada de Añelo area in the province of Neuquén, of which O&G will contribute 97.6% and YPF will contribute 2.4%. O&G will be the operator of the area.

On May 12, 2017, and once the preceding conditions have been fulfilled, YPF and O&G have entered into the Assignment Agreement of 50% of the concession that contemplates the joint development of a work program (the “Work Program”) in two phases with the joint investment mentioned above. During the first phase of the Work Program, which will have a maximum duration of 30 months, O&G will contribute a total of US$ 222.6 million and YPF will contribute US$ 7.4 million. The remaining US$ 75.8 million will be contributed by O&G during the second phase of the Work Program.
On August 18, 2017, Provincial Decree No. 1,360/2017 approved the transfer of YPF’s interest in favor of O&G and the transfer in escrow to YPF. This guarantee will be valid until O&G fulfills all of its obligations under the Assignment Agreement.
Once the first phase of the Work Program has been completed, O&G will have the option to leave the aforementioned program by returning its participating interest in the concession and the payment of accrued liabilities until the exit date. After the total commitments assumed by the Parties have been met at the stage of the Work Program, each of them will contribute 50% of the budget for the development of the area as provided for in the operation agreement.

•	Agreement for the development of the Bandurria Sur Area
On July 16, 2015, the Province of Neuquén, pursuant to decrees No. 1,536/2015 and 1,541/2015, approved the subdivision of the Bandurria block and awarded 100% of the area known as “Bandurria Norte” to Wintershall Energía S.A., 100% of the area known as “Bandurria Centro” to Pan American Energy LLC (Sucursal Argentina) and 100% of the area known as “Bandurria Sur” to YPF, awarding to YPF an Unconventional Hydrocarbons Exploitation Concession in Bandurria Sur area, for a
35-year
term, with a commitment to develop a pilot plan to be completed in 3 years with a related investment of US$ 360 million.
On April 12, 2017, YPF entered into a preliminary agreement with Schlumberger Oilfield Eastern Ltd. (hereinafter “SPM”), an affiliate of Schlumberger Argentina S.A., through which YPF and SPM agreed the main terms and conditions for joint development of a shale oil pilot in two phases, with a total investment of US$ 390 million in the Bandurria Sur area (hereinafter the “Area), of which SPM will provide 100%. On October 11, 2017, YPF entered into the definitive agreements with SPM. YPF continues to be the operator of the Area and SPM acquired the right to a 49% participating interest, with YPF retaining the right to the remaining 51%.

On July 18, 2018, the Executive Power of the Province of Neuquén issued Decree No. 1,020/2018 authorizing the assignment of the share anticipated in the final agreements.
On January 2020, YPF was notified of the acquisition by Shell Compañía Argentina de Petróleo S.A. and Equinor Argentina AS (jointly, the “Consortium”) of the entire share package of SPM. This assignment required payment by SPM of the pending value that amounted approximately to US$ 105 million, which has already been received by YPF.
On January 30, 2020, YPF entered into an agreement entered into with the Consortium, through SPM, under which the main terms and conditions for the 11% additional sale of the Area was agreed upon. The agreement predicts an exclusivity period for the negotiation and signing of the final contracts. Once these contracts are signed and certain precedent conditions are met, which include the approval of the corresponding bodies of the companies and the approval of the Province of Neuquén, SPM will acquire an additional 11% share in the Area, through which the indirect interest of the Consortium in the JO will rise to 60%, where
YPF
will hold
remaining 40%.

•	Agreements in relation with the Llancanelo block
On April 18, 2017, YPF entered into a preliminary agreement of non-binding
terms and conditions with Patagonia Oil Corp. (“Patagonia”), an affiliate of PentaNova Energy Corp., whereby Patagonia would acquire an 11% participating interest of YPF in the Llancanelo Block, located in the Province of Mendoza, for the total price of US$ 40 million, maintaining YPF a 50% participating interest in such Block. Also, both companies agreed on the main terms and conditions for the development of a heavy crude pilot project in the same Block with a total investment of US $ 54 million during the next 36 months (hereinafter, the “Project”), whereby YPF would be the operator and Patagonia would contribute its expertise in heavy crude oils.
On November 22, 2017, YPF and Alianza Petrolera Argentina S.A., an affiliate of Patagonia and PentaNova Energy Corp (“Alianza”), subscribed the assignment agreement in the terms described above (the “Assignment Agreement”). The investment of the Project corresponding to the participation of YPF would be paid by Alianza as part payment of the price.
On February 11, 2019, YPF and Alianza entered into an agreement under which (i) the Assignment Agreement was terminated; and (ii) Alianza accepted the assignment of its 39% interest in the Llancanelo Block to YPF. On February 14, 2019, YPF and Alianza initiated the approval process with the authorities of the Province of Mendoza, requesting authorization to execute the assignment by public deed.

•	Exploration agreement in the Charagua block (Bolivia)
On July 26, 2017, the agreement with Yacimientos Petrolíferos Fiscales Bolivianos (“YPFB”) to begin the exploration work in Charagua, Bolivia, originally signed in January of 2017, was notarized. Moreover, the plan of exploration and exploitation activities in Bolivian territory was presented.
During the month of October 2017, the terms for the assignment in favor of YPFB Chaco S.A. were agreed upon of 40% on the Services Contract subscribed with YPFB for the exploration of the block. On December 20, 2017, YPFB approved the Work Program and Budget for the period 2017-2018 for the Charagua Block. Moreover, the assignment agreement was entered into on January 25, 2018. The formal approval of the Legislative Assembly of the Plurinational State of Bolivia is still pending for it to become effective.
Should the expected commercial discovery be made, a Mixed Economy Company will be created by YPFB, YPF E&P (indirect subsidiary of YPF) and Chaco, with a shareholding of 51%, 29.4% and 19.6%, respectively.

•	Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas
On July 17, 2017, the agreements executed on July 13, 2017 between YPF, Pan American Energy LLC (Argentine Branch), Total Austral S.A. (Argentine Branch), Wintershall Energía S.A. and the Province of Neuquén, entered into force by means of Decree No.1,178/2017 of the Provincial Executive Branch, whereby it was agreed: (i) the division of the Aguada Pichana area into two new areas “Aguada Pichana Este” (“APE”) and “Aguada Pichana Oeste” (“APO”); and the granting of two Concessions of Unconventional Exploitation of Hydrocarbons; the Parties committing to carry out a pilot program for the approximate amount of US$ 300 million in APE and for the approximate amount of US$ 150 million in APO; and (ii) the granting of a Concession of Unconventional Exploitation of Hydrocarbons in the Aguada de Castro area (“ACA”); The P arties
committed themselves to carry out a pilot program for an approximate am
ount of US$

50 million.
Based on the technical-economic results of the pilot programs and the granting of the benefits of the Stimulus Program provided for by MINEM Resolution No.
46-E/2017,
the total estimated amount of the investments under the Agreements, including the investments which were already disbursed and those which have been committed, would reach an approximate sum of US$ 1,200 million.
The operation in APE is in charge of Total Austral S.A. (Argentine Branch) and the operation in APO and ACA is in charge of Pan American Energy LLC (Argentine Branch).
On November 15, 2017, the JO “Aguada de Castro and Aguada Pichana Oeste” was established, which unified the APO and ACA areas.
The execution of the Agreements implied an exchange of participations in the areas for which YPF received US$ 52.3 million through investment contributions.
Once the Agreements were in full force and the corresponding conditions were fulfilled, the interest of YPF is as follow:

(i)	In the APE area, the interest of YPF is 22.50% (which implied the sale of a 4.77% interest);

(ii)	In the APO area, the interest of YPF is 30% (which implied the sale of a 2.73% interest);

(iii)	In the ACA area, the interest of YPF is 30% (which implied the sale of a 20% interest).

•	Agreement for the exploitation of the Bajo del Toro Area
On August 25, 2017, YPF entered into a preliminary agreement) with Statoil, Holding Netherlands B.V. (“Statoil”), whereby the parties agreed upon the main terms and conditions for exploration and potential joint development in two phases of the Bajo del Toro area (hereinafter the “Area”) located in the Province of Neuquén.
On January 17, 2018, YPF and Statoil entered into the definitive agreements (hereinafter the “Definitive Agreements”) for the exploration and potential joint development of the Area. Such Definitive Agreement implemented the transfer of 50% of the exploration permit on the Area in favor of Statoil. YPF continued to be the operator of the Area and retained the remaining 50% stake in the permit.
The Definitive Agreements contemplate the joint development of a work program in two phases (the “Work Program”). During the first phase, the Parties will drill two horizontal wells and during the second phase, they will drill six horizontal wells and the corresponding infrastructure associated with the wells. Statoil will pay YPF the price of US$ 30 million at the time of compliance with the precedent conditions established in the Definitive Agreements and then, additionally, it will contribute 100% of the costs and investments required by the Work Program and the potential development of the Area up to the sum of US$ 270 million.
Upon completion of the activities corresponding to the first phase of the Work Program, Statoil will have the option to withdraw from the project by returning its share in the permit and the payment of the accrued liabilities through its exit date. In the event that Statoil does not exercise such exit right, once the activities corresponding to the second phase of the Work Program have been completed, it will have the option to leave the project again in the same conditions as described above.
On October 12, 2018, the Province of Neuquén issued Decree No. 1,755/2018, which approved the assignment in favor of Statoil Holding Netherlands B.V. (“Statoil”), fulfilling the precedent conditions. On November 23, 2018, YPF received the aforementioned US$ 30 million.

•	La Calera Area Investment Agreement
On September 14, 2018, YPF and Pluspetrol S.A. executed and investment agreement with the Province of Neuquén related to La Calera area, whereby the Province of Neuquén agreed to grant to both partners, according to their interests in La Calera joint operations, an uncoventional hydrocarbon exploitation concession for a
35-year
term. On November 2, 2018, the Province of Neuquén issued Decree No. 1,834/2018, whereby the mentioned concession was awarded. As a condition to the granting of such concession, concession holders undertook to carry out an Unconventional Development Pilot program within a maximum term of 3 years, beginning on April 1, 2017, investing an amount of about US$ 180 million, which is fulfilled as of December 31, 2019.

•	CAN 100 exploration permit (offshore) – Block E-1 Reconversion
The PEN, through SGE Resolution No. 196/2019, decided to convert the joint operating agreement for the exploration and eventual exploitation of the
“E-1”
area, entered into by ENARSA ( Nowadays “IESA”)., YPF, Petrobras Argentina S.A. (currently Pampa Energía S.A.) and Petrouruguay S.A. in 2006, into a hydrocarbon Exploration Permit in favor of YPF over the “CAN 100” area under the terms of a Memorandum of Agreement entered into by YPF and the SGE, assuming certain investments commitments in exploration activities.
On October 8, 2019, YPF and Equinor Argentina BV Sucursal Argentina (“Equinor”) subscribed an agreement whereby Equinor would acquire a 50% interest in the “CAN 100” area, while YPF would maintain a 50% interest in such area. The agreement will become effective subject to certain conditions precedent, including the approval of the assignment by the SGE.
33.c) Contractual commitments
The Group has signed contracts by means of which it has committed to buy certain products and services, and to sell natural gas, liquefied petroleum gas and other products. Some of the mentioned contracts include penalty clauses that stipulate compensations for a breach of the obligation to receive, deliver or transport the product object of the contract. The anticipated estimated losses for contracts in progress, if any, considering the compensations mentioned above, have been charged to the net income for the fiscal year in which they were identified.
In this order, the Group has renegotiated certain natural gas export contracts, and has agreed, between others, to limit compensations only in case of interruptions and/or suspension of deliveries from any cause, except physical force majeure. Also, the Group has agreed to make investments and export gas to temporarily import certain final products. As of the date of issuance of these financial statements, the Group is fulfilling the agreed commitments mentioned above. To the extent that the Group does not comply with such agreements, we could be subject to significant claims, subject to the defenses that the Group might have.
The Group under certain trade agreements has undertaken the obligation with third parties to buy goods and services (such as liquefied petroleum gas, electricity, gas, oil and steam) that as of December 31, 2019 amounted to about 116,239. In addition, it has exploratory, investment and expense commitments until the termination of some of its concessions for 479,073 as of December 31, 2019, including commitments for the extension of concessions mentioned in previous paragraphs.
33.d) Operating lease commitments
The main lease agreements to which the Group is a lessee are described in Note 2.b.12.
As of January 1, 2019, the Group has applied IFRS 16 and has recognized rights of-use-assets
and lease liabilities, using certain practical exemptions allowed under this standard. See Note 2.b.12 and Note 2.b.26.
As the Group has implemented the simplified model without restating the comparative figures, the table below shows the information disclosed for fiscal years ended December 31, 2018 and 2017 under IAS 17, the standard currently in force.

Rental expenses related to operating leases for fiscal years ended December 31, 2018 and 2017 are detailed below:

	2018	2017
Minimum payments	4,988	2,306
Contingent installments	7,326	5,361

	12,314	7,667

The minimum payment commitments related to
non-cancellable
operating leases as of December 31, 2018 and 2017 are detailed below:

	2018	2017
Up to 1 year	12,264	5,480
From 1 to 5 years	15,341	4,265
From 6 th year	2,317	504
33.e) Granted guarantees
As of December 31, 2019, in relation to compliance with obligations of subsidiaries, YPF has issued bank guarantees for an approximate amount of US$ 19 million and has assumed other commitments for an approximate value of US$ 314 million.
Additionally, see Note 33.b for a description of the Chevron transaction and see Note 20 for a description of the financial loans.